Deferred tax assets and liabilities - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Total deferred tax assets	$ 77,474	$ 34,347	$ 16,673
Set-off of deferred tax liabilities pursuant to set-off provisions	(18,121)	(5,427)
Net deferred tax assets	59,353	28,920	13,991
Tax losses
Deferred tax assets [Abstract]
Total deferred tax assets	22,568	1,162	0
Intangible assets
Deferred tax assets [Abstract]
Total deferred tax assets	0	0	5,675
Employee benefit obligations
Deferred tax assets [Abstract]
Total deferred tax assets	16,160	4,005	1,909
Lease liabilities
Deferred tax assets [Abstract]
Total deferred tax assets	14,532	1,258	1,218
Inventories
Deferred tax assets [Abstract]
Total deferred tax assets	22,283	22,643	7,507
Other
Deferred tax assets [Abstract]
Total deferred tax assets	$ 1,931	$ 5,279	$ 364